Critical Accounting Judgements, Estimates, and Assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax	$ 1,084	$ 1,532	$ (176)
Building and leasehold/land improvements | Change In Accounting Estimate
Disclosure of detailed information about property, plant and equipment [line items]
Profit (loss) before tax	$ 76
Minimum | Building and leasehold/land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	26 years
Maximum | Building and leasehold/land improvements
Disclosure of detailed information about property, plant and equipment [line items]
Useful life (in years)	50 years